UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

17605 Wright Street Omaha, Nebraska                 68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

6/30

Date of reporting period: 6/30/13

ITEM 1.  REPORTS TO SHAREHOLDERS.

ANNUAL REPORT

Eventide Gilead Fund

Eventide Healthcare & Life Sciences Fund

June 30, 2013

Eventide Asset Management, LLC

60 State Street

 Suite 700

Boston, MA 02109

1-877-771-3836

Dear valued shareholders:

We are pleased to have been able to serve our investors over the past year.  Eventide Gilead Fund (“Gilead”) completed the year on June 30th with an annual return of 35.61% compared to 20.60% for the S&P 500 Total Return Index, an outperformance of 15.01%.  The Eventide Healthcare & Life Sciences Fund (“EHLS”), which was launched on December 27, 2012 completed the year with a 25.00% return compared to 23.96% for its relative index for the same period, an outperformance of 1.04%. The index that we have selected for EHLS is a blended index composed of equal parts of the S&P MidCap 400 Health Care Index and the S&P SmallCap 600 Health Care Index.

During this period, both Funds also had relatively low correlation to the market, which allowed them to be good diversifying components to your portfolios.  For the year, the R-squared of Gilead was 54.51 and the R-squared of EHLS was 48.85, compared with the S&P 500 Index.

During the past year, our best performer was Sarepta Therapeutics Inc (2.22% of Gilead’s net assets and 3.06% of EHLS’s net assets as of June 30, 2013). While we continued to have excellent results selecting investments in the biotechnology and healthcare space, some of our top performers in Gilead included companies in the consumer discretionary space – Tesla Motors, Inc. (2.66% of net assets), financials – Ocwen Financial Corp. (2.00% of net assets), and industrials – Macquarie Infrastructure Co., Inc. (2.63% of net assets).

Our worst performer was Dynavax Technologies (0% of Gilead and EHLS net assets as of June 30, 2013). Dynavax’s stock price was hurt by the FDA’s decision to not approve the use of their drug candidate Hepislav. Although the Hepatitis B vaccine produced positive results and received the FDA advisory panel’s recommendation of the drug by a vote of 13 to 1 on the question of efficacy, the committee voted 8 to 5 with one FDA member abstaining from voting to not approve the drug due to what they considered insufficient safety data.  Heplisav failed to convince the panel that the vaccine was safe, despite having treated more than 4,400 patients. Dynavax, therefore, has had to go back and perform a long-term late stage safety study on Heplisav, which has significantly delayed the approval process while burning through cash.

Overall, we are very pleased with the performance of the Funds during the past year.

We continue to study the macro-economic environment to determine how to position both the portfolios.  Weighing the bearish and bullish arguments, we on balance believe that the market has further room for advancement.

The following graph of recommended equity allocation by sell-side analysts provides an indication about where we are currently within broad market cycles.

Chart 1: Sell Side Consensus Indicator (as of 30 June 2013)

Current Statistics:
Latest = 49.8%
15-Year Average = .0%
Sell Threshold = 66.2%
Buy Threshold = 54.7%
EXTREME BULLISHNESS
BEARISH FOR STOCKS
EXTREME BEARISHNESS
BULLISH FOR STOCKS
71
69
67
65
63
61
59
57
55
53
51
49
47
45
43
'85 '86 '87 '88 '89 '90 '91 '92 '93 '94 '95 '96 '97 '98 '99 '00 '01 '02 '03 '04 '05 '06 '07 '08 '09 '10 '11 '12 '13

Source: BofA Merrill Lynch US Equity & Quant Strategy

Note: Buy and Sell signals are based on rolling 15-year +/- 1 standard deviations from the rolling 15-year mean. A reading above the blue line indicates a Sell signal and a reading below the red line indicates a Buy signal.

The referenced indices are shown for general market comparisons and are not meant to represent the Funds. Investors cannot directly invest in an index; unmanaged index returns do not reflect any fees, expenses or sales charges.

Last year, we mentioned in our letter how financial professionals were recommending a very low allocation to equities, in fact the lowest value since these data were systematically recorded starting in 1985.  Bill Gross of PIMCO had caught headlines at that time for declaring equities effectively dead.  As depicted in the chart above, sentiment has since rebounded but still remains bearish.  Since investor sentiment is a good contrarian indicator, this bearishness suggests that it remains a good time to be invested.

One of the best developments in 2013 has been the brisk initial public offering (IPO) market within biotechnology and healthcare.  While we have only participated in one IPO year to date, the new companies that have entered the market are providing us with many new ideas which are under diligence.

We remain positioned to take advantage of broad market appreciation because we believe that the market still has upside potential.  There is still considerable money allocated to bonds that we believe can be moved into the equity markets causing significant appreciation.  Other reasons for optimism include the falling labor costs in the U.S.; the US having become a net exporter of oil; the excellent health of corporate balance sheets; stocks’ inexpensive valuations compared to the 10-year treasury rates; and leading indicators, such as the Conference Board Leading Economic Index, are still suggesting recovery.  In addition, global monetary easing continues unabated and this may serve as a “put” on the markets.   Finally, largely due to revenue growth, the federal government is moving closer toward a balanced budget.

Yet, there are various concerns in the macro-economy that we continue to closely monitor.  For example, the higher cost of borrowing could stifle the nascent housing recovery and push the economy back into a recession; recent company earnings announcements have been mixed; long-term price to earnings valuation metrics, such as a metric known as CAPE (which measures the cyclically adjusted P/E ratio over a 10 year period), show that the market is somewhat overvalued; an increase in commodity prices could hurt the economy; ongoing Middle East conflicts may cause energy spikes; and the national debt remains high.

In summary, while we are cautiously optimistic that the market still has upside potential in the current bull market, we continue to stress the importance of disciplined investing and hope that our investors can ignore the noise from financial news sources and spend meaningful time with their families and loved ones.

As always, we are grateful for your trust.

Sincerely,

Finny Kuruvilla & David Barksdale

----

The S&P 500 Total Return Index is an index created by Standard & Poor's of American stocks with the largest market capitalization. It is not an investment product available for purchase.

The S&P MidCap 400 Health Care Index is an index created by Standard & Poor's of those companies included in the S&P MidCap 400 that are classified as members of the GICS health care sector.

The S&P SmallCap 600 Health Care Index is an index created by Standard & Poor's of those companies included in the S&P SmallCap 600 that are classified as members of the GICS health care sector.

Correlation is a statistical measure of how two securities move in relation to each other.

R-Squared is calculated using the log of daily price changes of ETGLX and the S&P 500 index. R-Squared is the square of the correlation of the daily log returns of ETGLX and the Index.

Put serves as a hedge against a decline in share price.

Eventide Gilead Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2013

The Fund's performance figures* for the year ending June 30, 2013, compared to its benchmark:

		1 Year Return	3 Year Return	Since Inception
Retail Class (a)		35.61%	24.46%	14.96%
Class A without load(b)		35.49%	24.39%	21.64%
Class A with 5.75% load(b)		27.70%	21.94%	19.70%
Class C(b)		34.56%	23.47%	20.72%
Class I(c)		35.89%	24.68%	17.56%
S&P 500 Total Return Index(d) **		20.60%	18.45%	7.13%

*The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund's manager has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until October 31, 2013, to ensure that the net annual fund operating expenses (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 1.64%, 1.69%, 2.44%, and 1.44% for the Eventide Gilead Fund's Retail Class, Class A, Class C, and Class I shares, respectively, subject to possible recoupment from the Fund in future years. Without these waivers, the Fund's total annual operating expenses would have been 2.05%, 2.08%, 2.84%, and 1.88% for the Eventide Gilead Fund's Retail Class, Class A, Class C, and Class I shares, respectively. Please review the Fund's most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-877-771-3836.

** The “S&P 500 Total Return Index”, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks.
(a) Retail Class commenced operations on July 8, 2008.
(b) Class A and Class C commenced operations on October 28, 2009.
(c) Class I commenced operations on February 2, 2010.
(d) Since inception return assumes inception date of July 8, 2008.
Comparison of the Change in Value of a $10,000 Investment

Top 10 Holdings by Industry % of Net Assets
	Biotechnology		16.4%
	Pharmaceuticals		11.1%
	Auto Parts & Equipment		8.7%
	Commercial Services		6.3%
	Oil & Gas		5.5%
	Software		4.6%
	Telecommunications		3.9%
	Diversified Financial Services		3.7%
	Electric		3.5%
	Engineering & Construction		3.2%
	Other / Cash & Cash Equivalents		33.1%
			100.0%

	Please refer to the Schedule of Investments in this annual report for a detailed analysis of the Fund's holdings.

Eventide Healthcare & Life Sciences Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2013

The Fund's performance figures* for the period ending June 30, 2013, compared to its benchmarks:

			Since Inception(a)
Retail Class			25.00%
Class A without load			24.80%
Class A with 5.75% load			17.63%
Class C			24.40%
Class I			25.00%
S&P 500 Health Care Sector Total Return Index**			20.44%
Eventide Healthcare and Life Sciences Blend Index***			23.96%

*The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Past performance is no guarantee of future results. The Fund's manager has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until December 31, 2013, to ensure that the net annual fund operating expenses (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed  1.72%, 1.77%, 2.52%, and 1.52%  for the Eventide Healthcare & Life Sciences Fund's Retail Class, Class A, Class C, and Class I shares, respectively, subject to possible recoupment from the Fund in future years. Without these waivers, the Fund's total annual operating expenses would have been 1.79%, 1.84%, 2.59%, and 1.59% for the Eventide Healthcare & Life Sciences Fund's Retail Class, Class A, Class C, and Class I shares, respectively. Please review the Fund's most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-877-771-3836.

**The S&P 500 Health Care Sector Total Return Index is designed to measure the performance of the GICS health care sector. Each stock in the Index is a member of the S&P 500.
***The Eventide Healthcare & Life Sciences Blend Index is calculated by taking 50% of the returns of the S&P 400 Health Care Index and 50% of the returns of the S&P 600 Health Care Index.
(a) Eventide Healthcare and Life Sciences Fund commenced operations on December 27, 2012.
Comparison of the Change in Value of a $10,000 Investment

Top 10 Holdings by Industry % of Net Assets
	Biotechnology	39.5%
	Pharmaceuticals	35.5%
	Healthcare-Products	9.9%
	Software	5.8%
	Energy - Alternate Sources	2.7%
	Electronics	1.5%
	Other / Cash & Cash Equivalents	5.1%
		100.0%

	Please refer to the Schedule of Investments in this annual report for a detailed analysis of the Fund's holdings.

Eventide Gilead Fund
SCHEDULE OF INVESTMENTS
June 30, 2013
Shares		Value

	COMMON STOCK - 96.3%
	AUTO MANUFACTURERS - 2.7%
16,100	Tesla Motors, Inc. *	$ 1,729,623

	AUTO PARTS & EQUIPMENT - 8.7%
21,400	Lear Corp.	1,293,844
19,600	Magna International, Inc.	1,395,912
26,300	TRW Automotive Holdings Corp. *	1,747,372
16,300	WABCO Holdings, Inc. *	1,217,447
		5,654,575
	BIOTECHNOLOGY - 16.4%
22,800	Ariad Pharmaceuticals, Inc. *	398,772
64,000	Celldex Therapeutics, Inc. *	999,040
165,500	Coronado Biosciences, Inc. *	1,423,300
38,300	Incyte Corp. Ltd. *	842,600
39,000	Ligand Pharmaceuticals, Inc. - Cl. B *	1,459,380
70,000	Novavax, Inc. *	143,500
132,000	NPS Pharmaceuticals, Inc. *	1,993,200
61,600	Sangamo Biosciences, Inc. *	481,096
61,000	Stemline Therapeutics, Inc. *	1,454,240
180,000	Trius Therapeutics, Inc. *	1,461,600
		10,656,728
	BUILDING MATERIALS - 1.3%
98,200	Headwaters, Inc. *	868,088

	CHEMICALS - 2.5%
24,800	LyondellBasell Industries NV- Cl. A	1,643,248

	COMMERCIAL SERVICES - 6.3%
50,000	Franklin Covey Co. *	673,000
52,500	KAR Auction Services, Inc.	1,200,675
31,900	Macquarie Infrastructure Co. LLC	1,705,055
19,300	Quanta Services, Inc. *	510,678
		4,089,408
	DIVERSIFIED FINANCIAL SERVICES - 3.7%
67,000	Aircastle Ltd.	1,071,330
31,500	Ocwen Financial Corp. *	1,298,430
		2,369,760
	ELECTRIC - 3.5%
52,600	Calpine Corp. *	1,116,698
43,600	NRG Energy, Inc.	1,164,120
		2,280,818
Eventide Gilead Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2013
Shares		Value

	ENERGY-ALTERNATE SOURCES - 3.1%
85,000	Enphase Energy, Inc. *	$ 657,050
112,900	Solazyme, Inc. *	1,323,188
		1,980,238
	ENGINEERING & CONSTRUCTION - 3.2%
15,800	Fluor Corp.	937,098
35,600	MasTec, Inc. *	1,171,240
		2,108,338
	FOOD - 3.2%
8,900	JM Smucker Co./The	918,035
153,300	SunOpta, Inc. *	1,163,547
		2,081,582
	FOREST PRODUCTS & PAPER - 1.5%
14,700	Domtar Corp.	977,550

	HEALTHCARE-PRODUCTS - 1.1%
34,400	ABIOMED, Inc. *	741,664

	MACHINERY-DIVERSIFIED - 3.0%
36,000	Briggs & Stratton Corp.	712,800
23,200	Wabtec Corp./DE	1,239,576
		1,952,376
	MISCELLANEOUS MANUFACTURING - 1.6%
26,500	AZZ, Inc.	1,021,840

	OIL & GAS - 5.5%
18,900	Cabot Oil & Gas Corp.	1,342,278
31,100	Cobalt International Energy, Inc. *	826,327
5,800	EOG Resources, Inc.	763,744
16,000	Seadrill Ltd.	651,840
		3,584,189
	OIL & GAS SERVICES - 3.1%
12,300	National Oilwell Varco, Inc.	847,470
16,000	Oceaneering International, Inc.	1,155,200
		2,002,670
	PHARMACEUTICALS - 11.1%
28,900	AbbVie, Inc.	1,194,726
118,000	ACADIA Pharmaceuticals, Inc. *	2,141,700
115,000	Array BioPharma, Inc. *	522,100
390,400	Dyax Corp. *	1,350,784
22,000	Portola Pharmaceuticals, Inc. *	540,540
37,900	Sarepta Therapeutics, Inc. *	1,442,095
		7,191,945
Eventide Gilead Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2013
Shares		Value

	RETAIL - 2.0%
32,100	Lowe's Cos., Inc.	$ 1,312,890

	SEMICONDUCTORS - 3.1%
13,916	ASML Holding NV	1,100,756
25,000	Ultratech, Inc. *	918,000
		2,018,756
	SOFTWARE - 4.6%
32,700	Aspen Technology, Inc. *	941,433
132,000	inContact, Inc. *	1,085,040
20,200	Red Hat, Inc. *	965,964
		2,992,437
	TELECOMMUNICATIONS - 3.9%
17,300	Crown Castle International Corp. *	1,252,347
31,000	Palo Alto Networks, Inc. *	1,306,960
		2,559,307
	TRANSPORTATION - 1.2%
44,000	Costamare, Inc.	758,120

	TOTAL COMMON STOCK (Cost $48,577,272)	62,576,150
Par Value
	CORPORATE BONDS - 0.4%
$ 120,000	Calvert Social Investment Foundation, 1.50%, 03/31/2015	120,000
145,000	Calvert Social Investment Foundation, 1.50%, 11/15/2015	145,000
	TOTAL CORPORATE BONDS (Cost $264,013)	265,000
Shares
	SHORT-TERM INVESTMENTS - 7.7%
5,004,802	Fidelity Institutional Money Market Fund - Institutional Class, 0.12%** (Cost $5,004,802)	5,004,802

	TOTAL INVESTMENTS - 104.4% (Cost $53,846,087)(a)	$ 67,845,952
	LIABILITIES IN EXCESS OF OTHER ASSETS - (4.4)%	(2,893,331)
	TOTAL NET ASSETS - 100.0%	$ 64,952,621

* Non-Income producing security.
** Interest rate reflects seven-day effective yield on June 30, 2013.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $53,831,159 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 14,509,344
	Unrealized depreciation	(494,551)
	Net unrealized appreciation	$ 14,014,793

See accompanying notes to financial statements.

Eventide Healthcare & Life Sciences Fund
SCHEDULE OF INVESTMENTS
June 30, 2013
Shares			Value

	COMMON STOCK - 94.9%
	BIOTECHNOLOGY - 39.5% *
5,800	Ariad Pharmaceuticals, Inc.		$ 101,442
35,400	Athersys, Inc.		58,764
9,500	Celldex Therapeutics, Inc.		148,295
14,800	Coronado Biosciences, Inc.		127,280
2,800	Cubist Pharmaceuticals, Inc.		135,240
3,300	Incyte Corp.		72,600
5,900	Ligand Pharmaceuticals, Inc. - Cl. B		220,778
3,200	Medicines Co./The		98,432
9,300	MEI Pharma, Inc.		66,309
6,500	NewLink Genetics Corp.		128,180
55,000	Novavax, Inc.		112,750
11,900	NPS Pharmaceuticals, Inc.		179,690
2,700	Puma Biotechnology, Inc.		119,799
11,900	Repligen Corp.		98,056
10,900	Sangamo Biosciences, Inc.		85,129
2,800	Seattle Genetics, Inc.		88,088
11,400	Stemline Therapeutics, Inc.		271,776
22,000	Sunesis Pharmaceuticals, Inc.		114,620
15,200	Trius Therapeutics, Inc.		123,424
			2,350,652
	ELECTRONICS - 1.5%
1,200	FEI Co.		87,588

	ENERGY-ALTERNATE SOURCES - 2.7%
13,700	Solazyme, Inc. *		160,564

	HEALTHCARE-PRODUCTS - 9.9%
11,900	AtriCure, Inc. *		113,050
5,800	Bruker Corp. *		93,670
1,100	HeartWare International, Inc. *		104,621
5,800	Natus Medical, Inc. *		79,170
2,200	ResMed, Inc.		99,286
1,300	Teleflex, Inc.		100,737
			590,534
	PHARMACEUTICALS - 35.5%
3,000	AbbVie, Inc.		124,020
14,400	ACADIA Pharmaceuticals, Inc. *		261,360
12,000	Achillion Pharmaceuticals, Inc. *		98,160
1,700	BioMarin Pharmaceutical, Inc. *		94,843
40,900	Dyax Corp. *		141,514
5,900	Hyperion Therapeutics, Inc. *		129,800
Eventide Healthcare & Life Sciences Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2013
Shares			Value

	PHARMACEUTICALS - 35.5% (Continued)
6,000	Ironwood Pharmaceuticals, Inc. *		$ 59,700
10,500	Neurocrine Biosciences, Inc. *		140,490
4,500	Pacira Pharmaceuticals, Inc./DE *		130,500
1,300	Pharmacyclics, Inc. *		103,311
7,000	Portola Pharmaceuticals, Inc. *		171,990
17,300	Raptor Pharmaceutical Corp. *		161,755
4,800	Sarepta Therapeutics, Inc. *		182,640
1,100	Shire PLC - ADR		104,621
17,300	TG Therapeutics, Inc. *		110,547
8,100	Vivus, Inc. *		101,898
			2,117,149
	SOFTWARE - 5.8% *
1,200	athenahealth, Inc.		101,664
5,000	MedAssets, Inc.		88,700
2,000	Medidata Solutions, Inc.		154,900
			345,264

	TOTAL COMMON STOCK (Cost $5,145,686)		5,651,751

	SHORT-TERM INVESTMENTS - 11.5%
685,348	Fidelity Institutional Money Market Fund - Institutional Class, 0.12%** (Cost $685,348)		685,348

	TOTAL INVESTMENTS - 106.4% (Cost $5,831,034)(a)		$ 6,337,099
	LIABILITIES IN EXCESS OF OTHER ASSETS - (6.4)%		(381,119)
	TOTAL NET ASSETS - 100.0%		$ 5,955,980

ADR- American Depositary Receipt
* Non-Income producing security.
** Interest rate reflects seven-day effective yield on June 30, 2013.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $5,831,034 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation	$ 681,128
		Unrealized depreciation	(175,063)
		Net unrealized appreciation	$ 506,065

See accompanying notes to financial statements.

Eventide Funds
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2013

	Eventide	Eventide Healthcare
	Gilead Fund	& Life Sciences Fund
ASSETS
Investment securities:
At cost	$ 53,846,087	$ 5,831,034
At value	$ 67,845,952	$ 6,337,099
Receivable for securities sold	412,670	96,655
Receivable for Fund shares sold	286,518	79,315
Dividends and interest receivable	21,431	24
Due from Manager	-	30,084
Prepaid expenses and other assets	47,735	17,518
TOTAL ASSETS	68,614,306	6,560,695

LIABILITIES
Payable for investments purchased	3,568,360	578,216
Management fees payable	42,400	-
Payable for Fund shares repurchased	12,604	4,566
Distribution (12b-1) fees payable	12,592	1,800
Fees payable to other related parties	10,069	4,833
Accrued expenses and other liabilities	15,660	15,300
TOTAL LIABILITIES	3,661,685	604,715
NET ASSETS	$ 64,952,621	$ 5,955,980

Composition of Net Assets:
Paid in capital	$ 50,340,106	$ 5,598,137
Accumulated net investment loss	(211,559)	(18,532)
Accumulated net realized gain (loss) from security transactions	824,209	(129,690)
Net unrealized appreciation on investments	13,999,865	506,065
NET ASSETS	$ 64,952,621	$ 5,955,980

Eventide Funds
STATEMENTS OF ASSETS AND LIABILITIES (continued)
June 30, 2013

	Eventide	Eventide Healthcare
	Gilead Fund	& Life Sciences Fund
Net Asset Value Per Share:
Retail Class Shares:
Net Assets	$ 27,721,698	$ 650,712
Shares of beneficial interest outstanding (a)	1,501,143	52,074
Net asset value (Net Assets ÷ Shares Outstanding), offering price,
and redemption price per share	$ 18.47	$ 12.50

Class A Shares:
Net Assets	$ 29,929,009	$ 2,808,489
Shares of beneficial interest outstanding (a)	1,622,692	225,036
Net asset value (Net Assets ÷ Shares Outstanding), offering price,
and redemption price per share (b)	$ 18.44	$ 12.48

Maximum offering price per share
(net asset value plus maximum sales charge of 5.75%)	$ 19.56	$ 13.24

Class C Shares:
Net Assets	$ 3,599,115	$ 556,103
Shares of beneficial interest outstanding (a)	200,953	44,712
Net asset value (Net Assets ÷ Shares Outstanding), offering price,
and redemption price per share (c)	$ 17.91	$ 12.44

Class I Shares:
Net Assets	$ 3,702,799	$ 1,940,676
Shares of beneficial interest outstanding (a)	199,217	155,251
Net asset value (Net Assets ÷ Shares Outstanding), offering price,
and redemption price per share	$ 18.59	$ 12.50

(a) Unlimited number of shares of beneficial interest authorized, no par value.
(b)

Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge ("CDSC") on shares redeemed less than 18 months after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).

(c)	A CDSC of 1.00% is imposed in the event of certain redemption transactions within one year following each investment.

See accompanying notes to financial statements.

Eventide Funds
STATEMENTS OF OPERATIONS
For the Year or Period Ended June 30, 2013

	Eventide	Eventide Healthcare
	Gilead Fund	& Life Sciences Fund *

INVESTMENT INCOME
Dividends	$ 405,382	$ 808
Interest	9,254	165
Foreign dividend withholding taxes	(10,560)	-
TOTAL INVESTMENT INCOME	404,076	973

EXPENSES
Management fees	417,339	12,960
Distribution (12b-1) fees:
Retail Class	38,481	434
Class A	46,649	1,027
Class C	20,084	1,079
Administrative fees	62,804	4,079
Registration fees	48,363	11,100
Mfund service fees	46,752	4,339
Professional fees	15,669	20,360
Non 12b-1 shareholder servicing fees	14,844	1,213
Compliance officer fees	13,696	7,651
Printing and postage expenses	10,471	2,134
Custodian fees	6,838	2,955
Trustees fees and expenses	1,437	1,669
Insurance expense	1,339	35
Interest expense	1,174	-
Other expenses	4,368	2,752
TOTAL EXPENSES	750,308	73,787

Less: Fees waived and expenses reimbursed by the Manager	(50,021)	(54,272)
NET EXPENSES	700,287	19,515

NET INVESTMENT LOSS	(296,211)	(18,542)

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from:
Investments	1,665,839	(129,690)
Net change in unrealized appreciation on:
Investments	11,741,579	506,065

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	13,407,418	376,375

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 13,111,207	$ 357,833

* The Eventide Healthcare & Life Sciences Fund commenced operations on December 27, 2012.

See accompanying notes to financial statements.

Eventide Gilead Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2013	June 30, 2012
FROM OPERATIONS
Net investment loss	$ (296,211)	$ (270,417)
Net realized gain (loss) from investments	1,665,839	(809,371)
Net change in unrealized appreciation on investments	11,741,579	100,755
Net increase (decrease) in net assets resulting from operations	13,111,207	(979,033)

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Retail Class	-	(489,011)
Class A	-	(247,813)
Class C	-	(46,891)
Class I	-	(235,082)
Total distributions to shareholders	-	(1,018,797)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Retail Class	20,260,944	10,738,809
Class A	17,091,794	11,729,028
Class C	2,190,451	688,623
Class I	1,950,847	8,465,630
Net asset value of shares issued in reinvestment of distributions:
Retail Class	-	447,309
Class A	-	220,415
Class C	-	46,696
Class I	-	195,793
Payments for shares redeemed:
Retail Class	(10,820,434)	(7,310,071)
Class A	(6,309,544)	(2,593,771)
Class C	(542,104)	(217,674)
Class I	(428,533)	(7,991,201)
Net increase in net assets from shares of beneficial interest	23,393,421	14,419,586

TOTAL INCREASE IN NET ASSETS	36,504,628	12,421,756

NET ASSETS
Beginning of Year	28,447,993	16,026,237
End of Year *	$ 64,952,621	$ 28,447,993
*Includes accumulated net investment loss of:	$ (211,559)	$ (144,331)
Eventide Gilead Fund
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	For the	For the
	Year Ended	Year Ended
	June 30, 2013	June 30, 2012
SHARE ACTIVITY
Retail Class:
Shares Sold	1,317,499	779,949
Shares Reinvested	-	35,671
Shares Redeemed	(726,982)	(572,156)
Net increase in shares of beneficial interest outstanding	590,517	243,464

Class A:
Shares Sold	1,070,623	866,426
Shares Reinvested	-	17,591
Shares Redeemed	(414,110)	(190,141)
Net increase in shares of beneficial interest outstanding	656,513	693,876

Class C:
Shares Sold	139,382	52,167
Shares Reinvested	-	3,796
Shares Redeemed	(37,109)	(17,091)
Net increase in shares of beneficial interest outstanding	102,273	38,872

Class I:
Shares Sold	111,844	639,782
Shares Reinvested	-	15,564
Shares Redeemed	(28,590)	(616,978)
Net increase in shares of beneficial interest outstanding	83,254	38,368

See accompanying notes to financial statements.

Eventide Healthcare & Life Sciences Fund
STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
June 30, 2013 **
FROM OPERATIONS
Net investment loss	$ (18,542)
Net realized loss from investments	(129,690)
Net change in unrealized appreciation on investments	506,065
Net increase in net assets resulting from operations	357,833

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Retail Class	692,334
Class A	2,764,164
Class C	523,666
Class I	1,835,899
Payments for shares redeemed:
Retail Class	(116,388)
Class A	(75,402)
Class I	(26,126)
Net increase in net assets from shares of beneficial interest	5,598,147

TOTAL INCREASE IN NET ASSETS	5,955,980

NET ASSETS
Beginning of Period	-
End of Period *	$ 5,955,980
*Includes accumulated net investment loss of:	$ (18,532)
** The Eventide Healthcare & Life Sciences Fund commenced operations on December 27, 2012.
Eventide Healthcare & Life Sciences Fund
STATEMENT OF CHANGES IN NET ASSETS (continued)

For the
Period Ended
June 30, 2013 **
SHARE ACTIVITY
Retail Class:
Shares Sold	61,725
Shares Redeemed	(9,651)
Net increase in shares of beneficial interest outstanding	52,074

Class A:
Shares Sold	231,689
Shares Redeemed	(6,653)
Net increase in shares of beneficial interest outstanding	225,036

Class C:
Shares Sold	44,712
Net increase in shares of beneficial interest outstanding	44,712

Class I:
Shares Sold	157,426
Shares Redeemed	(2,175)
Net increase in shares of beneficial interest outstanding	155,251
** The Eventide Healthcare & Life Sciences Fund commenced operations on December 27, 2012.

See accompanying notes to financial statements.

Eventide Gilead Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each of the Periods

	Retail Class
	Year		Year		Year	Year	Period
	Ended		Ended		Ended	Ended	Ended
	June 30,		June 30,		June 30,	June 30,	June 30,
	2013		2012		2011	2010	2009 (1)

Net asset value, beginning of period	$ 13.62		$ 14.89		$ 10.25	$ 9.66	$ 10.00

Activity from investment operations:
Net investment income (loss)	(0.10)	(2)	(0.16)	(2)	(0.14)	(0.08)	0.02
Net realized and unrealized gain
(loss) on investments	4.95		(0.48)		5.02	0.77	(0.33)
Total from investment operations	4.85		(0.64)		4.88	0.69	(0.31)

Less distributions from:
Net investment income	-		-		-	-	(0.02)
Distribution in excess of net investment income	-		-		-	-	(0.01)
Net realized gains	-		(0.63)		(0.24)	(0.10)	-
Total distributions	-		(0.63)		(0.24)	(0.10)	(0.03)

Net asset value, end of period	$ 18.47		$ 13.62		$ 14.89	$ 10.25	$ 9.66

Total return (3)	35.61%		(3.91)%		47.93%	7.00%	(2.96)%	(6)

Net assets, at end of period (000s)	$ 27,722		$ 12,400		$ 9,935	$ 4,858	$ 1,753

Ratio of gross expenses to average
net assets (4)(5)(8)	1.73%		2.04%		2.57%	4.12%	10.95%	(7)
Ratio of net expenses to average
net assets (5)(8)	1.62%		1.63%		1.67%	1.63%	1.69%	(7)
Ratio of net investment income (loss)
to average net assets (5)(8)(9)	(0.65)%		(1.18)%		(1.08)%	(1.00)%	0.21%	(7)

Portfolio Turnover Rate	91%		257%		487%	398%	339%	(6)

(1)	The Eventide Gilead Fund's Retail Class shares commenced operations July 8, 2008.
(2) Per share amounts calculated using the average shares method.
(3)

Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the Manager not waived a portion of the Fund's expenses, total returns would have been lower.

(4)								Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.
(5)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(6) Not annualized.
(7) Annualized.
(8)

The ratios include 0.00% for the year ended June 30, 2013, 0.01% for the year ended June 30, 2012 and 0.02% for the year ended June 30, 2011 attributable to interest expense. The ratios include 0.03% for the year ended June 30, 2011, 0.00% for the year ended June 30, 2010 and 0.02% for the period ended June 30, 2009 attributable to dividends on securities sold short.

(9)								Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the fund invests.

See accompanying notes to financial statements.

Eventide Gilead Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each of the Periods

	Class A
	Year		Year		Year	Period
	Ended		Ended		Ended	Ended
	June 30,		June 30,		June 30,	June 30,
	2013		2012		2011	2010 (1)

Net asset value, beginning of period	$ 13.61		$ 14.89		$ 10.25	$ 9.69

Activity from investment operations:
Net investment loss	(0.11)	(2)	(0.16)	(2)	(0.07)	(0.05)
Net realized and unrealized gain
(loss) on investments	4.94		(0.49)		4.95	0.71
Total from investment operations	4.83		(0.65)		4.88	0.66

Less distributions from:
Net realized gains	-		(0.63)		(0.24)	(0.10)
Total distributions	-		(0.63)		(0.24)	(0.10)

Net asset value, end of period	$ 18.44		$ 13.61		$ 14.89	$ 10.25

Total return (3)	35.49%		(3.97)%		47.93%	6.67%	(6)

Net assets, at end of period (000s)	$ 29,929		$ 13,148		$ 4,054	$ 349

Ratio of gross expenses to average
net assets (4)(5)(8)	1.78%		2.07%		2.62%	3.60%	(7)
Ratio of net expenses to average
net assets (5)(8)	1.67%		1.68%		1.72%	1.67%	(7)
Ratio of net investment loss
to average net assets (5)(8)(9)	(0.70)%		(1.22)%		(1.21)%	(1.22)%	(7)

Portfolio Turnover Rate	91%		257%		487%	398%	(6)

(1)							The Eventide Gilead Fund Class A shares commenced operations on October 28, 2009.
(2) Per share amounts calculated using the average shares method.
(3)

Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the Manager not waived a portion of the Fund's expenses, total returns would have been lower.

(4)							Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.
(5)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(6) Not annualized.
(7) Annualized.
(8)

The ratios include 0.00% for the year ended June 30, 2013, 0.01% for the year ended June 30, 2012 and 0.02% for the year ended June 30, 2011 attributable to interest expense. The ratios include 0.03% for the year ended June 30, 2011, 0.00% for the year ended June 30, 2010 and 0.02% for the period ended June 30, 2009 attributable to dividends on securities sold short.

(9)							Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the fund invests.

See accompanying notes to financial statements.

Eventide Gilead Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each of the Periods

	Class C
	Year		Year		Year	Period
	Ended		Ended		Ended	Ended
	June 30,		June 30,		June 30,	June 30,
	2013		2012		2011	2010 (1)

Net asset value, beginning of period	$ 13.31		$ 14.69		$ 10.19	$ 9.69

Activity from investment operations:
Net investment loss	(0.22)	(2)	(0.26)	(2)	(0.17)	(0.07)
Net realized and unrealized gain
(loss) on investments	4.82		(0.49)		4.91	0.67
Total from investment operations	4.60		(0.75)		4.74	0.60

Less distributions from:
Net realized gains	-		(0.63)		(0.24)	(0.10)
Total distributions	-		(0.63)		(0.24)	(0.10)

Net asset value, end of period	$ 17.91		$ 13.31		$ 14.69	$ 10.19

Total return (3)	34.56%		(4.73)%		46.83%	6.05%	(6)

Net assets, at end of period (000s)	$ 3,599		$ 1,314		$ 878	$ 291

Ratio of gross expenses to average
net assets (4)(5)(8)	2.53%		2.83%		3.37%	4.30%	(7)
Ratio of net expenses to average
net assets (5)(8)	2.42%		2.43%		2.47%	2.42%	(7)
Ratio of net investment loss
to average net assets (5)(8)(9)	(1.45)%		(1.99)%		(1.89)%	(1.96)%	(7)

Portfolio Turnover Rate	91%		257%		487%	398%	(6)

(1)	The Eventide Gilead Fund Class C shares commenced operations on October 28, 2009.
(2) Per share amounts calculated using the average shares method.
(3)

Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the Manager not waived a portion of the Fund's expenses, total returns would have been lower.

(4)							Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.
(5)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(6) Not annualized.
(7) Annualized.
(8)

The ratios include 0.00% for the year ended June 30, 2013, 0.01% for the year ended June 30, 2012 and 0.02% for the year ended June 30, 2011 attributable to interest expense. The ratios include 0.03% for the year ended June 30, 2011, 0.00% for the year ended June 30, 2010 and 0.02% for the period ended June 30, 2009 attributable to dividends on securities sold short.

(9)							Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the fund invests.

See accompanying notes to financial statements.

Eventide Gilead Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each of the Periods

	Class I
	Year		Year		Year	Period
	Ended		Ended		Ended	Ended
	June 30,		June 30,		June 30,	June 30,
	2013		2012		2011	2010 (1)

Net asset value, beginning of period	$ 13.68		$ 14.93		$ 10.26	$ 11.46

Activity from investment operations:
Net investment loss	(0.08)	(2)	(0.13)	(2)	(0.10)	(0.03)
Net realized and unrealized gain
(loss) on investments	4.99		(0.49)		5.01	(1.17)
Total from investment operations	4.91		(0.62)		4.91	(1.20)

Less distributions from:
Net realized gains	-		(0.63)		(0.24)	-
Total distributions	-		(0.63)		(0.24)	-

Net asset value, end of period	$ 18.59		$ 13.68		$ 14.93	$ 10.26

Total return (3)	35.89%		(3.76)%		48.18%	(10.47)%	(6)

Net assets, at end of period (000s)	$ 3,703		$ 1,586		$ 1,159	$ 758

Ratio of gross expenses to average
net assets (4)(5)(8)	1.53%		1.87%		2.37%	3.20%	(7)
Ratio of net expenses to average
net assets (5)(8)	1.42%		1.43%		1.47%	1.42%	(7)
Ratio of net investment loss
to average net assets (5)(8)(9)	(0.48)%		(1.01)%		(0.91)%	(0.99)%	(7)

Portfolio Turnover Rate	91%		257%		487%	398%	(6)

(1)	The Eventide Gilead Fund Class I shares commenced operations on February 2, 2010.
(2) Per share amounts calculated using the average shares method.
(3)

Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the Manager not waived a portion of the Fund's expenses, total returns would have been lower.

(4)							Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.
(5)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(6) Not annualized.
(7) Annualized.
(8)

The ratios include 0.00% for the year ended June 30, 2013, 0.01% for the year ended June 30, 2012 and 0.02% for the year ended June 30, 2011 attributable to interest expense. The ratios include 0.03% for the year ended June 30, 2011, 0.00% for the year ended June 30, 2010 and 0.02% for the period ended June 30, 2009 attributable to dividends on securities sold short.

(9)							Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the fund invests.

See accompanying notes to financial statements.

Eventide Healthcare & Life Sciences Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Retail Class

	Period Ended
	June 30, 2013 (1)

Net asset value, beginning of period	$ 10.00

Activity from investment operations:
Net investment loss (2)	(0.09)
Net realized and unrealized gain
on investments	2.59
Total from investment operations	2.50

Net asset value, end of period	$ 12.50

Total return (3)	25.00%	(6)

Net assets, at end of period (000s)	$ 651

Ratio of gross expenses to average
net assets (4)(5)	9.50%	(7)
Ratio of net expenses to average
net assets (5)	1.63%	(7)
Ratio of net investment loss
to average net assets (5)(8)	(1.53)%	(7)

Portfolio Turnover Rate	41%	(6)

(1)		The Eventide Healthcare & Life Sciences Fund commenced operations on December 27, 2012.
(2) Per share amounts calculated using the average shares method.
(3)

Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the Manager not waived a portion of the Fund's expenses, total returns would have been lower.

(4)		Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.
(5)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(6) Not annualized.
(7) Annualized.
(8)		Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the fund invests.

See accompanying notes to financial statements.

Eventide Healthcare & Life Sciences Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Class A

	Period Ended
	June 30, 2013 (1)

Net asset value, beginning of period	$ 10.00

Activity from investment operations:
Net investment loss (2)	(0.10)
Net realized and unrealized gain
on investments	2.58
Total from investment operations	2.48

Net asset value, end of period	$ 12.48

Total return (3)	24.80%	(6)

Net assets, at end of period (000s)	$ 2,808

Ratio of gross expenses to average
net assets (4)(5)	9.55%	(7)
Ratio of net expenses to average
net assets (5)	1.68%	(7)
Ratio of net investment loss
to average net assets (5)(8)	(1.56)%	(7)

Portfolio Turnover Rate	41%	(6)

(1)		The Eventide Healthcare & Life Sciences Fund commenced operations on December 27, 2012.
(2) Per share amounts calculated using the average shares method.
(3)

Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the Manager not waived a portion of the Fund's expenses, total returns would have been lower.

(4)		Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.
(5)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(6) Not annualized.
(7) Annualized.
(8)		Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the fund invests.

See accompanying notes to financial statements.

Eventide Healthcare & Life Sciences Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Class C

	Period Ended
	June 30, 2013 (1)

Net asset value, beginning of period	$ 10.00

Activity from investment operations:
Net investment loss (2)	(0.14)
Net realized and unrealized gain
on investments	2.58
Total from investment operations	2.44

Net asset value, end of period	$ 12.44

Total return (3)	24.40%	(6)

Net assets, at end of period (000s)	$ 556

Ratio of gross expenses to average
net assets (4)(5)	10.30%	(7)
Ratio of net expenses to average
net assets (5)	2.43%	(7)
Ratio of net investment loss
to average net assets (5)(8)	(2.31)%	(7)

Portfolio Turnover Rate	41%	(6)

(1)		The Eventide Healthcare & Life Sciences Fund commenced operations on December 27, 2012.
(2) Per share amounts calculated using the average shares method.
(3)

Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the Manager not waived a portion of the Fund's expenses, total returns would have been lower.

(4)		Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.
(5)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(6) Not annualized.
(7) Annualized.
(8)		Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the fund invests.

See accompanying notes to financial statements.

Eventide Healthcare & Life Sciences Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Class I

	Period Ended
	June 30, 2013 (1)

Net asset value, beginning of period	$ 10.00

Activity from investment operations:
Net investment loss (2)	(0.08)
Net realized and unrealized gain
on investments	2.58
Total from investment operations	2.50

Net asset value, end of period	$ 12.50

Total return (3)	25.00%	(6)

Net assets, at end of period (000s)	$ 1,941

Ratio of gross expenses to average
net assets (4)(5)	9.30%	(7)
Ratio of net expenses to average
net assets (5)	1.43%	(7)
Ratio of net investment loss
to average net assets (5)(8)	(1.33)%	(7)

Portfolio Turnover Rate	41%	(6)

(1)		The Eventide Healthcare & Life Sciences Fund commenced operations on December 27, 2012.
(2) Per share amounts calculated using the average shares method.
(3)

Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the Manager not waived a portion of the Fund's expenses, total returns would have been lower.

(4)		Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.
(5)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(6) Not annualized.
(7) Annualized.
(8)		Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the fund invests.

See accompanying notes to financial statements.

Eventide Funds

NOTES TO FINANCIAL STATEMENTS

June 30, 2013

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (the “Trust”), was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust currently consists of twenty-two series. These financial statements include the following series: Eventide Gilead Fund and Eventide Healthcare & Life Sciences Fund (each a “Fund” or collectively the “Funds”). The Funds are registered as diversified. The Funds investment manager is Eventide Asset Management, LLC (the “Manager”).

Eventide Gilead Fund commenced operations on July 8, 2008. The Fund’s investment objective is to achieve long-term capital appreciation.

Eventide Healthcare & Life Sciences Fund commenced operations on December 27, 2012. The Fund’s investment objective is to achieve long-term capital appreciation.

The Funds offer four classes of shares, Retail Class, Class A, Class C and Class I.  Each class differs as to sales and redemption charges and ongoing fees.

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

a)

Investment Valuation - The net asset values per share of the Funds are determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time) on each day when the NYSE is open for trading. Securities for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the NASDAQ Official Closing Price (“NOCP”); (c) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) and fixed income securities are most often valued by bid quotations or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings. All of these prices are obtained from services, which collect and disseminate such market prices. Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers. Short-term securities with remaining maturities of sixty days or less for which market quotations and information from pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value. When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities. In the absence of an ascertainable market value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (prior to the time the NAV is calculated) that materially affects fair value, assets are valued at their fair value as determined by the Manager using methods and procedures reviewed and approved by the Trustees.

In accordance with the Trust’s good faith pricing guidelines, the Manager is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable. No single standard for determining fair value exists, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of securities being valued by the Manager would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose fair value of investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs
(Level 3). The three levels of the fair value hierarchy under GAAP are described below:

Level 1

-

quoted prices in active markets for identical securities.

Level 2

-

other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, amortized cost, credit risk, etc.).

Level 3

-

significant unobservable inputs (including the Fund’s own assumptions in determining fair value investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eventide Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2013

The following is a summary of the valuation inputs, representing 100% of the Funds’ investments, used to value the Funds’ net assets as of June 30, 2013:

(a) As of and during the year/period ended June 30, 2013, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.  There were transfers into and out of Level 1 and 2 during the current period presented for the Eventide Gilead Fund.  It is the Funds’ policy to recognize transfers into and out of Level 1 and 2 at the end of the reporting period.

(b) For a detailed break-out of common stocks by industry, by please refer to the Schedules of Investments.

The following amounts were transfers in/(out) of Level 2:

Eventide Gilead Fund

There were no transfers from Level 1 to Level 2.

During the year ended June 30, 2013, no securities were valued in accordance with the Trust’s good faith pricing guidelines.

b)

Federal Income Tax - The Eventide Gilead Fund has qualified and intends to continue to, and the Eventide Healthcare & Life Sciences Fund intends to qualify as regulated investment companies and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of their taxable income to their shareholders. Therefore, no Federal income or excise tax provisions are required.

Eventide Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2013

As of and during the year/period ended June 30, 2013, the Funds did not have a liability for any unrecognized tax expense. The Funds recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statements of Operations. As of June 30, 2013, the Funds did not incur any interest or penalties. As required, management has analyzed the Funds’ tax positions taken or to be taken on Federal income tax returns for all open tax years (tax period and years ended June 30, 2010, June 30, 2011, June 30, 2012 and June 30, 2013) and has concluded that no provision for income tax is required in these financial statements. The tax filings are open for examination by applicable taxing authorities. No examination of the Funds’ filings is presently in progress.

c)

Distribution to Shareholders - Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date.

d)

Multiple Class Allocations - Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan.

e)

Other - Investment and shareholder transactions are recorded on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

f)

Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

g)

Commitments and Contingencies - In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

h)

Redemption Fees and Sales Charges (loads) - A $15 fee may be charged for redemptions made by wire.  A maximum sales charge of 5.75% is imposed on Class A shares of the Funds. Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) on shares redeemed within 18 months of purchase (excluding shares purchased with reinvested dividends and/or distributions). Class C also has a CDSC of 1.00% and is imposed in the event of certain redemption transactions within one year following each investment.  The respective shareholders pay such CDSC charges, which are not an expense of the Funds. For the year ended June 30, 2013, there were redemption fees of $0 paid to the Eventide Gilead Fund and there were $1,102 in CDSC fees paid to the Manager.  For the period ended June 30, 2013, there were redemption fees of $0 paid to the Eventide Healthcare & Life Sciences Fund and there were $0 in CDSC fees paid to the Manager.

(2)

INVESTMENT TRANSACTIONS

For the year/period ended June 30, 2013, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Funds were as follows:

Eventide Gilead Fund

Eventide Healthcare & Life Sciences Fund

(3)

MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

Eventide acts as investment manager to the Funds pursuant to the terms of the Management Agreement.  Under the terms of the Management Agreement, the Manager manages the investment operations of the Funds in accordance with the Funds’ investment policies and restrictions. The Manager provides the Funds with investment advice and supervision and furnishes an investment program for the Funds. For its investment management services, the Funds pays to the Manager, as of the last day of each month, an annualized fee equal to 1.00% and 1.10% of average net assets of the Eventide Gilead Fund and Eventide Healthcare & Life Sciences Fund, respectively, such fee to be computed daily based upon daily average net assets of the Funds. The Manager pays expenses incurred by it in connection with acting as investment manager to the Funds other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Funds and certain other expenses paid by the Funds (as detailed in the Management Agreement). The Manager pays for all employees, office space and facilities required by it to provide services under the Management Agreement, with the exception of specific items of expense (as detailed in the Management Agreement). For the year/period ended June 30, 2013, management fees of $417,339 and $12,960 were incurred by the Eventide Gilead Fund and Eventide Healthcare & Life Sciences Fund, respectively, before the waiver and reimbursement described below.

The Manager and the Funds have entered into an Expense Limitation Agreement under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds; 12b-1 distribution fees and extraordinary expenses) at 1.42% and 1.43% of average daily net assets for the Eventide Gilead Fund and Eventide Healthcare & Life Sciences Fund, through October 31, 2013 and December 31, 2013, respectively.  Each waiver or reimbursement by the Manager is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that

Eventide Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2013

particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees.

For the year/period ended June 30, 2013, the Manager waived management fees and reimbursed expenses of $50,021 and $54,272 for the Eventide Gilead Fund and Eventide Healthcare & Life Sciences Fund, respectively. As of June 30, 2013, the Manager has waived/reimbursed expenses of the Eventide Gilead Fund and Eventide Healthcare & Life Sciences Fund that may be recovered no later than June 30 for the years indicated below:

Eventide Gilead Fund			Eventide Healthcare & Life Sciences Fund
2014	2015	2016	2016
$103,626	$91,352	$50,021	$54,272

The Trust has entered into a Management Services Agreement with MFund Services, LLC (“MFund”). Pursuant to the Management Services Agreement, MFund provides sponsorship, management and supervisory services. For MFund’s services to the Funds, the Funds pay MFund a base fee of $5,000 annually, an annualized asset based fee of 0.10% of average daily net assets up to $100 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses. For the year/period ended June 30, 2013, the Eventide Gilead Fund and Eventide Healthcare & Life Sciences Fund incurred $46,752 and $4,339 for such fees, respectively.

A Trustee and Officer of the Trust is also the controlling member of MFund Services and Catalyst Capital Advisors, LLC (an investment manager to other series of the Trust), and is not paid any fees directly by the Trust for serving in such capacities.

Gemini Fund Services, LLC (“GFS”) provides administrative, fund accounting, and transfer agency services to the Fund pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses.

An Officer of the Trust is also an employee of GFS, and is not paid any fees directly by the Trust for serving in such capacity.

Officers of the Trust and Trustees who are "interested persons" of the Trust or the Manager will receive no salary or fees from the Trust.  Trustees who are not "interested persons" as that term is defined in the 1940 Act, will be paid a quarterly retainer of $250 per fund in the Trust and $500 per special board meeting attended at the discretion of the Chairman. Currently, the Chairman of the Trust’s Audit Committee receives an additional quarterly fee of $750. Effective April 1, 2013, the Chairman of the Trust’s Audit Committee will receive a quarterly fee of $100 per fund.  The fees paid to the Trustees are paid in fund shares and allocated pro rata among the funds in the complex. The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings.

The Trust has adopted a Distribution Plan pursuant to rule 12b-1 under the 1940 Act for each class of shares, that allows the Funds to pay distribution and shareholder servicing expenses of up to 0.25% per annum for the Retail Class shares, up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. The Retail Class shares are currently paying 0.20% per annum of 12b-1 fees, Class A shares are currently paying 0.25% per annum of 12b-1 fees and Class C shares are currently paying 1.00% per annum of 12b-1 fees. The fee may be used for a variety of purposes, including compensating dealers and other financial service organizations for eligible services provided by those parties to the Funds and their shareholders and to reimburse Northern Lights Distributors, LLC. (the “Distributor”) and Manager for distribution related expenses. Brokers may receive a 1.00% commission from the Distributor for the sale of Class C shares.

For the year/period ended June 30, 2013, the Eventide Gilead Fund received $29,942 and Eventide Healthcare & Life Sciences received $6,609 in underwriter commissions from the sale of shares of the Fund.

(4)

DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions for the year ended June 30, 2012 was as follows:

	Ordinary	Long-Term	Total
	Income	Capital Gain	Distributions
Eventide Gilead Fund	$ 1,012,956	$ 5,841	$ 1,018,797

There were no distributions for the fiscal year/period ended June 30, 2013.

As of June 30, 2013, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

The difference between book basis and tax basis unrealized appreciation for the Eventide Gilead Fund is primarily attributable to wash sales.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Funds incurred and elected to defer such late year losses as follows:

Late Year
Losses
Eventide Gilead Fund	$ 226,960
Eventide Healthcare & Life Sciences Fund	18,532

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Eventide Healthcare & Life Sciences Fund incurred and elected to defer such capital losses of $129,690.

Permanent book and tax differences for the Funds, primarily attributable to the reclass of net operating losses and grantor trust adjustments, resulted in reclassification for the period ended June 30, 2013 as follows:

	Paid	Accumulated	Accumulated
	In	Net Investment	Net Realized Gain/(Loss)
	Capital	Loss	from Security Transactions
Eventide Gilead Fund	$ (231,639)	$ 228,983	$2,656
Eventide Healthcare & Life Sciences Fund	(10)	10	0

 (5)

RECENT ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities.  In January 2013, the FASB issued ASU No. 2013-01 which gives additional clarification to ASU 2011-11.  The amendments in these ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASUs are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact these amendments may have on the Funds’ financial statements.

(6)

SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.   Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Eventide Gilead Fund and

Eventide Healthcare & Life Sciences Fund and

the Board of Trustees of the Mutual Fund Series Trust

We have audited the accompanying statement of assets and liabilities of the Eventide Gilead Fund, a series of shares of beneficial interest of Mutual Fund Series Trust, including the schedule of investments, as of June 30, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for the each of the years in the four-year period then ended and for the period July 8, 2008 (commencement of operations) through June 30, 2009.  We have also audited the accompanying statement of assets and liabilities of the Eventide Healthcare & Life Sciences Fund, a series of shares of beneficial interest of Mutual Fund Series Trust, including the schedule of investments, as of June 30, 2013, and the related statements of operations and changes in net assets and the financial highlights for the period December 27, 2012 (commencement of operations) through June 30, 2013.  These financial statements and financial highlights are the responsibility of the Funds’ management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of June 30, 2013, by correspondence with the custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Eventide Gilead Fund and the Eventide Healthcare & Life Sciences Fund, as of June 30, 2013, the results of their operations, the changes in their net assets and their financial highlights for each of the years or periods presented in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania

August 26, 2013

Additional Information (Unaudited)

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Management Agreement, Services Agreement and Distribution and/or Service (12b-1) Plan, tax aspects of the Funds and the calculation of the net asset value of shares of the Funds.

The Funds file the complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-771-3836; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-877-771-3836; and on the Commission’s website at http://www.sec.gov.

Board Deliberations Regarding Renewal of the Management Agreement with respect to the Eventide Gilead Fund

The Board then turned its attention to the renewal of the Management Agreement for the Gilead Fund. Ms. Strasser reminded the Trustees of their duties and responsibilities to shareholders in approving and renewing an investment advisory contract, and referred them to a memorandum from Thompson Hine regarding those responsibilities.  She also reminded the Trustees of their responsibilities to exercise their good faith business judgment in determining whether to renew an advisory contract.

The Trustees discussed the Management Agreement between the Trust and Eventide Asset Management, LLC (“Eventide”) with respect to the Gilead Fund.  The Trustees reviewed materials prepared by Eventide (“Eventide’s 15(c) Response”) and noted that Eventide is not affiliated with the transfer agent, underwriter or custodian, and therefore does not derive any benefits from the relationships these parties have with the Trust.

As to the nature, extent and quality of the services provided by Eventide to the Gilead Fund, the Trustees reviewed Eventide’s 15(c) Response, which provided an overview of the services provided by Eventide, as well as information on the personnel and compliance program of Eventide. The Board noted that there has been no change in the portfolio management team since their last renewal and then discussed the strong expertise and educational background of the Fund’s portfolio managers.  Next, the CCO discussed her on-site visit to Eventide’s offices in December 2012, after which the Trustees agreed that Eventide has demonstrated a strong compliance culture. The Trustees then reviewed the nature of the adviser’s operations. The Board discussed Eventide’s proprietary portfolio management system and acknowledged the strong emphasis placed and time spent by Eventide’s portfolio management team on researching stocks. The Trustees then noted that Eventide uses third-party vendors to ensure that the Fund is meeting its ethical screening criteria. Mr. Szilagyi then discussed Eventide’s marketing efforts and the Fund’s growth in assets.  The Board then reviewed financial information for Eventide provided by the firm. The Trustees concluded that the adviser has provided a level of service consistent with the Board’s expectations.

As to the Eventide Fund’s performance on a comparative basis, the Trustees reviewed the Fund’s performance for the one-year, three-year and since inception periods ended March 31, 2013 as compared to the performance of a group of similar funds, and the Morningstar Mid Cap Growth Category for the one-year and three-year periods ended March 31, 2013. The Board noted that the Fund had outperformed its peer group and the Morningstar Mid Cap Growth Category for each of the periods indicated. The Board then referred to the reports contained under the Quarterly Performance section of the meeting materials and further noted that the Fund had consistently outperformed both the Russell Midcap Growth Fund Index and the S&P 500 since its inception. The Board concluded that the performance of Eventide was acceptable.

The Board considered the profits realized by the adviser in connection with the operation of the Fund, based on materials provided to the Board, and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund.  The Board noted that Eventide had reported a net loss related to the Fund for the 12-month period ended March 31, 2013.  The Trustees noted that Eventide receives some benefits from the Fund’s 12b-1 fees and from soft dollar arrangements.  After discussion the Trustees concluded that Eventide had not excessively profited from its relationship with the Fund.

As to comparative fees and expenses, the Trustees considered the management fee paid by the Fund and the net expense ratio of the Fund.  The Board noted that the Fund’s management fee was the highest fee paid by the funds within its peer group, but within the high/low range of fees.  They further noted that the Fund’s advisory fee is above the Morningstar Mid Cap Growth Fund category average but within the high/low range for the category. The Board also considered that the total expense ratio was lower than its peer group average but higher than the Morningstar category average and well within the high/low range for both peer groups.  The Trustees then discussed the Adviser’s explanation for the higher management fee levels, including the costs and time associated with Eventide’s values based ethical screening and the experience of the portfolio management team.  The Trustees concluded, that in their business judgment, the Fund’s management fees were reasonable in light of the services the Fund receives from Eventide.

As to economies of scale, the Trustees noted that the Management Agreement does not contain breakpoints that reduce the fee rate on assets above specified levels but that breakpoints may be an appropriate way for Eventide to share its economies of scale with the Fund’s shareholders if the Fund experiences substantial growth in assets. The Board considered that the adviser had represented in Eventide’s 15(c) Response that the Fund will not benefit from economies of scale until the Fund reaches between $150 million and $200 million in assets. They further noted, and the Trust’s president confirmed, that Eventide has waived a portion of its management fee and sustained net losses in connection with its management of the Fund since the inception of the Fund.  Eventide indicated it will consider breakpoints three years after the Fund has become profitable enough  to recoup some of its losses.  After discussion, it was the consensus of the Board that based on the current size of the Fund, although breakpoint levels had not been negotiated at this time, economies of scale would be revisited if the Fund’s size materially increases.

As a result of their deliberations, the Trustees, including the Independent Trustees, unanimously determined that continuation of the Management Agreement between the Trust and Eventide is in the best interests of the Eventide Fund and its shareholders.  On a motion duly made and seconded, the following resolution was unanimously adopted:

Board Deliberations Regarding Approval of the Management Agreement with respect to the Eventide Healthcare and Life Sciences Fund

The Board of Trustees of Mutual Fund Series Trust (the “Trust”), including the Independent Trustees, unanimously approved the Management Agreement between the Trust, on behalf of the Eventide Healthcare and Life Sciences Fund (the “Healthcare Fund”), and Eventide Asset Management, LLC (“Eventide” or the “Adviser”) at a meeting of the Board of Trustees held on November 26, 2012.

In connection with their deliberations regarding approval of the Management Agreement with Eventide with respect to the Healthcare Fund, the Trustees reviewed a report prepared by Eventide setting forth, and Eventide’s responses to, a series of questions regarding, among other things, the adviser’s past investment performance, Eventide’s proposed services to the Healthcare Fund, comparative information regarding the Healthcare Fund’s proposed fees and expenses, and the adviser’s anticipated profitability from managing the Healthcare Fund (“Eventide 15(c) Response”).

Because the Healthcare Fund had not yet commenced operations, the Trustees could not consider the investment performance of the Healthcare Fund.  However, as to the investment performance of Eventide, the Trust’s President referred the Board to the standard performance information for Eventide Gilead Fund (the “Gilead Fund”) contained in the meeting materials, also reviewed earlier in the meeting.  The Board discussed the year-to-date, one-year, two-year and since inception returns of the Gilead Fund relative to the Russell MidCap Growth Index and the S&P 500 Index, noting that the Fund had underperformed the Russell MidCap Growth and S&P 500 for the year-to-date period and underperformed the S&P for the two year period, but had outperformed each index for the one-year and since inception periods. The Board then reviewed the performance information of the model portfolio contained in the Eventide 15(c) Response. After further discussion regarding the performance of the Gilead Fund and the model portfolio, the investment strategies of the Fund and the proposed portfolio manager’s expertise in the sectors, the Board determined that the prospects for favorable performance was good.

As to Eventide’s business and the qualifications of its personnel, the Trustees reviewed Eventide’s 15c Response and discussed the experience of its investment personnel. A presentation was provided by a representative of the Adviser with respect to the quality of its compliance program and the experience of its compliance personnel.  The Trustees considered Eventide’s duties under the terms of the Management Agreement and the services it has provided to the Gilead Fund, noting the diligence of its staff.  Following discussion, the Trustees noted their satisfaction with the quality of services provided by Eventide to the Gilead Fund and that the lead portfolio manager is very well suited to manage the strategy. They concluded that they were satisfied with the nature, extent and quality of the services to be provided to the Healthcare and Life Sciences Fund under the proposed Management Agreement.

As to the costs of the services to be provided and the profits to be realized by Eventide, the Trustees reviewed Eventide’s estimates of profitability (which indicated a loss for year one), its financial condition and the financial information provided by Eventide. The Trustees noted that Eventide receives some benefits from the 12b-1 fees and soft dollar payments. The Trustees also considered Eventide’s agreement to waive fees and reimburse expense to the extent that the Fund’s total operating expenses exceed certain limits.  Based on their review, the Trustees concluded that they were satisfied that Eventide’s expected level of profitability from its relationship with the Healthcare Fund was not excessive.

As to comparative fees and expenses, the Trustees considered the management fee to be paid by the Healthcare Fund and compared that fee to the average management fee paid by funds in the Morningstar Health category, noting the proposed fee of 1.10% was higher than the category average of 0.80%. The Trustees also compared the total expense ratio of the Healthcare Fund with the total expense ratios of the funds in the Morningstar category. The Trustees further noted that the Healthcare Fund’s total expense ratio was higher than the average of the funds in the Morningstar category and the Fund’s net expense ratio was higher than those of three out of the six funds in the peer group. The Trustees noted the relatively large asset size of most of the peer funds and then discussed the extensive expertise and research required to execute the Healthcare Fund’s investment strategies.  After further discussion, the Trustees concluded that the Healthcare Fund’s proposed management fee, while higher than the average, was reasonable due to the extensive and specialized research demands to execute that strategy, as well as the “value” overlay and the fact that the manager would focus on smaller capitalization stocks.

As to economies of scale, the Trustees noted that the Management Agreement does not contain breakpoints that reduce the fee rate on assets above specified levels.  The Trustees agreed that breakpoints may be an appropriate way for Eventide to share the economies of scale with the Healthcare Fund and its shareholders if the Healthcare Fund experiences a substantial growth in assets.  The Trustees recognized that management agreements with competitor funds do not always contain breakpoints and consequently, the Trustees concluded that the absence of breakpoints was acceptable under the circumstances, including the expense caps and anticipated size of the Fund, but they would re-examine in the future.

As a result of their deliberations, the Trustees, including the Independent Trustees, unanimously determined that approval of the Management Agreement was in the best interests of the Healthcare Fund’s shareholders.

 TRUSTEE AND OFFICERS (Unaudited)

Disinterested Trustees

Name, Address Year of Birth	Position(s) Held with Registrant	Term* and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex	Other Directorships Held During Past 5 Years
Tobias Caldwell c/o Mutual Fund Series Trust 17605 Wright Street, Omaha NE 68130 Year of Birth: 1967	Trustee	Since 6/2006	Manager of Genovese Family Enterprises, a real estate firm, since 1999. Manager of PTL Real Estate LLC, a real estate/investment firm since 2001.	22	Variable Insurance Trust since 2011
Tiberiu Weisz c/o Mutual Fund Series Trust 17605 Wright Street, Omaha NE 68130 Year of Birth: 1949	Trustee	Since 6/2006	Attorney with and shareholder of Gottlieb, Rackman & Reisman, P.C., since 1994.	22	Variable Insurance Trust since 2011
Dr. Bert Pariser c/o MITCU Corporation 860 East Broadway, Suite 2D, Long Beach, NY 11561 Year of Birth: 1940	Trustee	Since 5/2007	Managing Partner of The MITCU Corporation, a technology consulting firm since 2004. Faculty Member Technical Career Institutes, since 1991	22	Variable Insurance Trust since 2011

Interested Trustee** and Officers

Name, Address Year of Birth	Position(s) Held with Registrant	Term* and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex	Other Directorships Held During Past 5 Years
Jerry Szilagyi 22 High Street Huntington, NY 11743 Year of Birth: 1962	Trustee, President and Secretary	Trustee since 7/2006; President since 2/2012; Secretary since 2/2013	Managing Member, Catalyst Capital Advisors LLC, 1/2006- present; President, MFund Distributors LLC, 10/12-present; President, MFund Services LLC, 1/2012 - Present; President, Abbington Capital Group LLC, 1998- present; President, Cross Sound Capital LLC, 6/2011 to present; President, Mutual Advisors, Inc., 3/2011 to present; CEO, ThomasLloyd Global Asset Management (Americas) LLC, 9/2006 to 2010.	22	Variable Insurance Trust since 2010
Erik Naviloff 80 Arkay Drive Hauppauge, New York 11788 Year of Birth: 1968	Treasurer	Since 4/2012	Vice President of Gemini Fund Services, LLC (since 2011); Assistant Vice President, Gemini Fund Services, (2007 - 2012); Senior Accounting Manager, Fixed Income, Dreyfus Corporation (2002 to 2007).	N/A	N/A
Steve Troche 80 Arkay Drive. Hauppauge, New York 11788 Year of Birth: 1984	Assistant Secretary	Since 2/2013	Junior Paralegal, Gemini Fund Services, LLC, since 2012; Legal Assistant, Gemini Fund Services, LLC, 2011 to 2012; MetLife, Financial Services Representative, 2008 to 2010.	N/A	N/A
Debra Brown CCO Compliance 1140 Avenue of the Americas, 9th Floor New York, NY 10036 Year of Birth: 1962	Chief Compliance Officer	Since 7/2012	Chief Compliance Officer, CCO Compliance Services, LLC 7/2012 to present; Attorney, Brown & Associates LLC 9/2000 to the present	N/A	N/A

Eventide Funds

EXPENSE EXAMPLES

June 30, 2013 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2013 through June 30, 2013.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Eventide Gilead Fund and Eventide Healthcare & Life Sciences Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical (5% return before expenses)
Fund’s Annualized Expense Ratio	Beginning Account Value 1/1/13	Ending Account Value 6/30/13		Expenses Paid During Period*	Ending Account Value 6/30/13	Expenses Paid During Period

Eventide Gilead Fund – Retail Class	1.62%	$1,000.00	$1,249.70	$9.02	$1,016.78	$ 8.08
Eventide Gilead Fund – Class A	1.67%	$1,000.00	$1,249.30	$9.31	$1,016.51	$ 8.35
Eventide Gilead Fund – Class C	2.42%	$1,000.00	$1,244.60	$13.47	$1,012.79	$ 12.08
Eventide Gilead Fund – Class I	1.42%	$1,000.00	$1,251.00	$7.93	$1,017.75	$ 7.10
Eventide Healthcare & Life Sciences Fund – Retail Class	1.63%	$1,000.00	$1,246.30	$9.08	$1,016.71	$ 8.15
Eventide Healthcare & Life Sciences Fund – Class A	1.68%	$1,000.00	$1,244.30	$9.35	$1,016.46	$ 8.40
Eventide Healthcare & Life Sciences Fund – Class C	2.43%	$1,000.00	$1,240.30	$13.50	$1,012.74	$ 12.13
Eventide Healthcare & Life Sciences Fund – Class I	1.43%	$1,000.00	$1,246.30	$7.96	$1,017.70	$ 7.15

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

Mutual Fund Series Trust

17605 Wright Street

Omaha, NE 68130

MANAGER

Eventide Asset Management, LLC

60 State Street

 Suite 700

Boston, MA 02109

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, NY 11788

TRANSFER AGENT

Gemini Fund Services, LLC

17605 Wright Street

Omaha, NE 68130

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street

26th Floor

Philadelphia, PA  19103

LEGAL COUNSEL

Thompson Hine LLP

41 South High Street

Suite 1700

Columbus, OH 43215

CUSTODIAN BANK

Huntington National Bank

7 Easton Oval

Columbus, OH  43215

ITEM 2. CODE OF ETHICS.

(a)

The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant's principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

Trust Series	2013	2012
Eventide Gilead Fund	12,035	13,000
Eventide Healthcare & Life Sciences Fund	12,453	-

(b)

Audit-Related Fees.  There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

Trust Series	2013	2012
Eventide Gilead Fund	2,000	2,000
Eventide Healthcare & Life Sciences Fund	2,000	-

(d)

All Other Fees.   The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended June 30, 2013 and 2012 respectively.

(e)(1)

The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
f)

Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

(g)

All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the fiscal years ended June 30, 2013 and 2012 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENT

Included in annual report to shareholders filed under item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11. CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(1)

Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)

Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By Jerry Szilagyi	/s/ Jerry Szilagyi
President,
Date: September 3, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Jerry Szilagyi	/s/ Jerry Szilagyi ___________
President
Date: September 3, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Erik Naviloff	/s/ Erik Naviloff_____________
Treasurer
Date: September 3, 2013